Principal group companies - Summary of subsidiaries (Details)		2 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2022	Aug. 31, 2019	Jun. 30, 2020	Jun. 30, 2022
Disclosure of subsidiaries [line items]
Percentage of equity owned				100.00%
Diageo Ireland
Disclosure of subsidiaries [line items]
Country of incorporation				Ireland
Country of operation				Worldwide
Percentage of equity owned				100.00%
Business description				Production, marketing and distribution of premium drinks
Diageo Great Britain Limited
Disclosure of subsidiaries [line items]
Country of incorporation				England
Country of operation				Great Britain
Percentage of equity owned				100.00%
Business description				Marketing and distribution of premium drinks
Diageo Scotland Limited
Disclosure of subsidiaries [line items]
Country of incorporation				Scotland
Country of operation				Worldwide
Percentage of equity owned				100.00%
Business description				Production, marketing and distribution of premium drinks
Diageo Brands B.V.
Disclosure of subsidiaries [line items]
Country of incorporation				Netherlands
Country of operation				Worldwide
Percentage of equity owned				100.00%
Business description				Marketing and distribution of premium drinks
Diageo North America, Inc.
Disclosure of subsidiaries [line items]
Country of incorporation				United States
Country of operation				Worldwide
Percentage of equity owned				100.00%
Business description				Production, importing, marketing and distribution of premium drinks
United Spirits Limited
Disclosure of subsidiaries [line items]
Country of incorporation				India
Country of operation				India
Percentage of equity owned	55.94%	54.78%	55.94%	55.94%
Business description				Production, importing, marketing and distribution of premium drinks
Diageo Capital plc
Disclosure of subsidiaries [line items]
Country of incorporation				Scotland
Country of operation				United Kingdom
Percentage of equity owned				100.00%
Business description				Financing company for the group
Diageo Capital B.V.
Disclosure of subsidiaries [line items]
Country of incorporation				Netherlands
Country of operation				Netherlands
Percentage of equity owned				100.00%
Business description				Financing company for the group
Diageo Finance plc
Disclosure of subsidiaries [line items]
Country of incorporation				England
Country of operation				United Kingdom
Percentage of equity owned				100.00%
Business description				Financing company for the group
Diageo Investment Corporation
Disclosure of subsidiaries [line items]
Country of incorporation				United States
Country of operation				United States
Percentage of equity owned				100.00%
Business description				Financing company for the US group
Mey İçki Sanayi ve Ticaret A.Ş.
Disclosure of subsidiaries [line items]
Country of incorporation				Turkey
Country of operation				Turkey
Percentage of equity owned				100.00%
Business description				Production, marketing and distribution of premium drinks